Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 23.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 23.2%
U.S. Treasury Bills
06/18/2020	0.050%	30,000,000	29,996,538
Total Treasury Bills (Cost $29,902,792)			29,996,538

Money Market Funds 68.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(b)	88,359,599	88,315,419
Total Money Market Funds (Cost $88,337,863)		88,315,419
Total Investments in Securities (Cost: $118,240,655)		118,311,957
Other Assets & Liabilities, Net		10,835,495
Net Assets		129,147,452
At March 31, 2020, securities and/or cash totaling $10,846,888 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	11	05/2020	USD	326,260	—	(117,451)
Brent Crude	119	07/2020	USD	4,061,470	—	(2,251,705)
Cocoa	41	05/2020	USD	922,090	—	(257,239)
Coffee	6	05/2020	USD	268,988	41,638	—
Coffee	82	09/2020	USD	3,722,288	224,841	—
Copper	34	05/2020	USD	1,893,800	—	(272,222)
Copper	133	09/2020	USD	7,439,688	—	(1,003,451)
Corn	39	05/2020	USD	664,463	—	(84,980)
Corn	392	09/2020	USD	6,855,100	—	(504,295)
Cotton	13	05/2020	USD	332,345	—	(88,685)
Cotton	56	12/2020	USD	1,495,480	—	(263,649)
Gas Oil	6	05/2020	USD	176,850	—	(118,565)
Gas Oil	52	09/2020	USD	1,713,400	—	(377,790)
Gold 100 oz.	29	06/2020	USD	4,630,140	116,188	—
Gold 100 oz.	114	08/2020	USD	18,201,240	—	(898,977)
Lean Hogs	25	06/2020	USD	603,250	—	(154,915)
Lean Hogs	89	08/2020	USD	2,328,240	—	(404,780)
Live Cattle	52	06/2020	USD	1,915,160	—	(139,208)
Live Cattle	108	08/2020	USD	4,043,520	—	(626,864)
Natural Gas	116	04/2020	USD	1,902,400	—	(473,644)
Natural Gas	198	06/2020	USD	3,785,760	—	(50,482)
Natural Gas	179	08/2020	USD	3,590,740	95,985	—
Natural Gas	46	08/2020	USD	922,760	—	(16,262)
Nickel	2	05/2020	USD	137,574	—	(15,818)
Nickel	43	09/2020	USD	2,977,578	—	(324,748)
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2020	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NY Harbor ULSD Heat Oil	3	04/2020	USD	126,189	—	(77,101)
NY Harbor ULSD Heat Oil	29	08/2020	USD	1,349,666	—	(263,278)
Palladium	6	06/2020	USD	1,382,880	50,746	—
Primary Aluminum	8	05/2020	USD	302,850	—	(38,981)
Primary Aluminum	126	09/2020	USD	4,867,538	—	(520,283)
RBOB Gasoline	80	08/2020	USD	2,683,632	—	(647,160)
Silver	70	05/2020	USD	4,954,600	—	(1,234,040)
Soybean	52	05/2020	USD	2,303,600	—	(3,619)
Soybean	156	11/2020	USD	6,844,500	—	(135,446)
Soybean Meal	64	05/2020	USD	2,057,600	144,706	—
Soybean Meal	150	12/2020	USD	4,626,000	—	(36,476)
Soybean Oil	13	05/2020	USD	210,678	—	(31,312)
Soybean Oil	179	12/2020	USD	3,025,458	—	(112,152)
Sugar #11	164	04/2020	USD	1,913,946	—	(770,575)
Sugar #11	265	09/2020	USD	3,193,568	—	(651,636)
Wheat	17	05/2020	USD	483,438	20,970	—
Wheat	8	05/2020	USD	197,200	7,468	—
Wheat	31	07/2020	USD	871,875	9,557	—
Wheat	148	09/2020	USD	4,182,850	295,068	—
Wheat	81	09/2020	USD	2,053,350	186,694	—
WTI Crude	22	04/2020	USD	450,560	—	(650,366)
WTI Crude	123	08/2020	USD	3,827,760	—	(711,882)
Zinc	4	05/2020	USD	190,250	—	(23,216)
Zinc	77	09/2020	USD	3,679,638	—	(155,878)
Total					1,193,861	(14,509,131)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	130,840,633	277,404,116	(319,885,150)	88,359,599	49,204	(22,444)	539,811	88,315,419
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2020